Fair Value of Conversion Features (Details) (USD $)	Jan. 31, 2014
Derivative conversion features	$ 214,050
Derivative conversion features	214,050
Carrying Value
Derivative conversion features	214,050
Derivative conversion features	214,050
Level 3
Derivative conversion features	214,050
Derivative conversion features	$ 214,050